T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Financial Services Fund SUMMARY
Investment Objective
The fund seeks long-term growth of capital and a modest level of income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Financial Services Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Financial Services Fund, Inc.
Management fees		0.64%
Distribution and service (12b-1) fees		none
Other expenses		0.23%
Acquired fund fees and expenses		0.04%
Total annual fund operating expenses	[1]	0.91%
[1]	The figure shown in the fee table does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Financial Services Fund, Inc.	93	290	504	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies in the financial services industry. In addition, the fund may invest in companies, such as providers of financial software, that derive substantial revenues (at least 50%) from conducting business in the financial services industry.

For purposes of selecting investments, the fund defines the financial services industry broadly. It includes (but is not limited to) the following:
  regional and money-center banks;
  insurance companies;
  home, auto, and other specialty finance companies;
  securities brokerage firms and electronic trading networks;
  investment management firms;
  publicly traded, government-sponsored financial enterprises;
  thrift and savings banks;
  financial conglomerates;
  foreign financial services companies; and
  electronic transaction processors for financial services companies.
Security selection is based on fundamental, bottom-up analysis that seeks to identify companies with good appreciation prospects. The fund will have no restrictions on the market capitalization (stock price multiplied by shares outstanding) of its holdings. We may use both growth and value approaches in selecting investments for the fund. In the growth area, the portfolio manager may seek companies with capable management, attractive business niches, sound financial and accounting practices, and/or a demonstrated ability to increase revenues, earnings, and cash flow consistently. In the value area, the portfolio manager may seek companies whose current stock prices appear undervalued in terms of earnings, projected cash flow, or asset value per share, that have appreciation potential temporarily unrecognized by the market, or that may be temporarily out of favor. Many companies held by the fund are expected to pay a dividend.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in convertible securities and foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

To the extent the fund invests in small- and mid-capitalization stocks, its share price is likely to be more volatile than that of a fund that invests only in larger companies. Small- and medium-sized companies often have less experienced management, more limited financial resources, and less publicly available information than larger companies. Stocks of smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions. To the extent the fund invests in companies that derive their profits from commodities and other real assets, it is subject to the risk that periods of low inflation will lessen relative returns and cause the fund to underperform other comparable stock funds.

Industry risk A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund would be. Because the fund invests significantly in financial services companies, the fund may perform poorly during a downturn in the financial services industry. Financial services companies can be adversely affected by, among other things, regulatory changes, the availability of capital and cost to borrow, the rate of debt defaults, interest rates, and price competition.

Convertible securities risk To the extent the fund invests in convertible securities, it is subject to market risk, credit and interest rate risk, and other risks associated with both equity and fixed income securities, depending on the price of the underlying security and the conversion price. A convertible security may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. In addition, convertible securities are typically issued by smaller capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Financial Services Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	25.60%
Worst Quarter	9/30/11	-23.04%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown under “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown under “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Financial Services Fund, Inc.	9.24%	13.10%	4.64%
T. Rowe Price Financial Services Fund, Inc. Returns after taxes on distributions	8.95%	12.88%	3.75%
T. Rowe Price Financial Services Fund, Inc. Returns after taxes on distributions and sale of fund shares	5.45%	10.50%	3.70%
T. Rowe Price Financial Services Fund, Inc. Russell 3000 Financial Index (reflects no deduction for fees, expenses, or taxes)	14.06%	14.00%	2.10%
T. Rowe Price Financial Services Fund, Inc. Lipper Financial Services Funds Index	7.45%	12.43%	1.63%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.